Summary of Short-term Investments (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Schedule Of Available For Sale Securities [Line Items]
Amortized cost	$ 2,495	$ 8,611
Gross unrealized gains	4
Gross unrealized losses		(3)
Fair value	2,499	8,608
Certificates of Deposit [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized cost		1,462
Fair value		1,462
Corporate Debt Securities [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized cost	2,495	7,149
Gross unrealized gains	4
Gross unrealized losses		(3)
Fair value	$ 2,499	$ 7,146